Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
Entity Registrant Name	EDAP TMS SA
Entity Central Index Key	0001041934
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	18,257,273
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	H1